Capital Stock (Details) - $ / shares	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Capital Stock [Abstract]
Common stock, shares authorized	200,000,000	200,000,000	200,000,000
Common stock, par or stated value per share (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	20,000,000	20,000,000	20,000,000
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding	33,262,697	23,279,197	23,162,502
Capital stock issued, outstanding percentage		10.00%